Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
NOTE 12:-      TAXES ON INCOME

                         a.             General:

 A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012

Beginning balance	$1,027	$1,669
Additions for prior year tax positions	(7)	1,216
Additions for current year tax positions	649	2,774

Ending balance	$1,669	$5,659

The Company's Israeli tax returns have been examined for all years prior to fiscal 2004, and the Company is no longer subject to audit for these periods.

As of December 31, 2012, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2012, 2011 and 2010 an amount of $ 512, $ (7) and $ 117, respectively, was added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2012 and 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 959 and $ 447 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company's U.S subsidiary is no longer subject to audit for these periods.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli Taxation:

1.
Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates: Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012 – 25%

3.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an "Approved Enterprise" status under the above state law. According to the provisions of such Israeli law, the Company has been granted the "Alternative Benefit Track", under which the main benefits are a tax exemption and reduced tax rate. Therefore, the Company's income derived from the Approved Enterprise and allocated to the Tel Aviv facility will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership). Income allocated to the Jerusalem facility will be exempt from tax for a period of up to 10 years, provided that the Company meets certain criteria. The income derived from the "Approved Enterprise" program shall be allocated between the facilities in Tel-Aviv and Jerusalem based on a mechanism as determined by the Investment Center.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company began to utilize such tax benefits in 2004.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the above law, regulations published hereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustments and including interest.

If retained earning tax-exempt income will be distributed in the future, it would be taxed at the corporate tax rate applicable to such profits with respect to the gross amount as if the Company had not elected the alternative tax benefits (currently between 10% - 25%, based on percentage of foreign ownership at the date of declaration).

Income from sources other than the "Approved Enterprise" will be subject to the tax at the regular rate.

During 2004, the Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an expansion program for its Approved Enterprise status by the Investment Center. The Company applied for an amendment to this expansion program, according to which it requested an enlargement to this expansion program, neutralization of certain assets and an approval that the benefits period from such expansion program will commence in 2006. In 2010, the Investment Center granted an approval for the year 2006.

On April 2005, an amendment to the law ("the Amendment") has changed certain provisions of the law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election. The Company elected 2009 as year of election according to the law prior to the reform mentioned below

In the event of distribution of dividends from the above mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Benefiting  Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Benefiting Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Benefiting Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

Recently, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. As of December 31, 2012, the company remained subject to the current law.

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to approved enterprise income) with respect to undistributed exempt income accumulated by the Company up until December 31, 2011, will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. The Company is currently reviewing the new amendment and its implications.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$884	$2,648	$5,542
Deferred taxes	(5)	(1,358)	(1,584)

	$879	$1,290	$3,958

Domestic	$86	$301	$3,531
Foreign	793	989	427

	$879	$1,290	$3,958
Domestic taxes:
Current taxes	$86	$915	$3,950
Deferred taxes	-	(614)	(419)

	$86	$301	$3,531
Foreign taxes:
Current taxes	$798	$1,733	$1,592
Deferred taxes	(5)	(744)	(1,165)

	$793	$989	$427
Taxes on income	$879	$1,290	$3,958

d.
Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012

Carryforward tax losses	$2,275	$2,573
Temporary differences	2,086	1,893
Intangible assets	230	344

Deferred tax assets before valuation allowance	4,591	4,810
Valuation allowance	(2,593)	(1,225)

Net deferred tax asset	1,998	3,585

Intangible assets, including goodwill	(481)	(577)
Unrealized gains on marketable securities	(91)	(693)

Deferred tax liability	(572)	(1,270)

Net deferred tax assets	$1,426	$2,315

Domestic:
Non-current deferred tax liability, net	$-	$(124)
Current deferred tax asset, net	615	466

	615	342

Foreign:
Non-current deferred tax asset, net	811	1,070
Current deferred tax asset, net	-	903

	811	1,973

	$1,426	$2,315

Non-current deferred tax liability, net is included within other payables and accrued expenses in the balance sheets. Current deferred tax asset, net is included within other current assets and prepaid expenses in the balance sheets. Non-current deferred tax asset, net is included within other assets in the balance sheets.

Deferred taxes are carried directly to equity if the tax relates to equity items.

e.
Foreign:

The Company's subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss. ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forward relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized. The net change in the valuation allowance primarily relates to stock option benefits and was accounted for as a credit to additional paid-in-capital.

Through December 31, 2012, the U.S. subsidiary had a U.S. federal loss carry forward of approximately $ 18,500, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2021 and fiscal 2031. An amount of $ 12,000 of the net operating loss carry-forwards relates to excess tax deductions from stock options.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$10,513	$22,627	$35,715

Statutory tax rate	25%	24%	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$2,628	$5,430	$8,929
Tax adjustment in respect of different tax rate of foreign subsidiary	49	365	(194)
Non-deductible expenses and other permanent differences	38	858	818
Deferred taxes on losses for which valuation allowance was provided, net	(3,292)	(3,512)	-
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	(5,401)	(1,368)
Stock compensation relating to stock options per ASC No. 718	1,373	1,310	1,362
Income taxes in respect of prior years	86	63	-
Benefiting enterprise benefits (*)	-	2,177	(6,088)
Other	(3)	-	499

Actual tax expense	$879	$1,290	$3,958

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$(0.1)	$0.28

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$-	$0.27

g.	Income before income taxes is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$8,356	$18,062	$32,935
Foreign	2,157	4,565	2,780

Income before income taxes	$10,513	$22,627	$35,715